OPERATING SEGMENTS DISCLOSURES	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
OPERATING SEGMENTS DISCLOSURES

5.	OPERATING SEGMENTS DISCLOSURES

The Company determines an operating segment if a component (i) engages in business activities from which it earns revenues and incurs expenses, (ii) has discrete financial information, and (iii) is regularly reviewed by the Chief Operating Decision Maker (“CODM”).

Segment information aligns with how the Company’s CODM, the Chief Executive Officer, manages the business and allocates resources. The Company has identified the following four operating segments:

●	North American Brokerage - generates revenue by processing real estate transactions, which entitles the Company to commissions.

●	One Real Title - generates revenue by offering title insurance and closing services for residential and/or commercial transactions.

●	One Real Mortgage - generates revenue from premiums associated with facilitating mortgage transactions between borrowers and lenders.

●	Real Wallet - generates revenue from fees and interest associated with the program and the offering of financial products.

Once operating segments are identified, the Company performs a quantitative analysis of the current and historic revenues and profitability for each operating segment, together with a qualitative assessment to determine if operating segments have similar operating characteristics. Each operating segment is assessed both quantitatively and qualitatively to determine whether it meets the thresholds for separate disclosure under ASC 280.

The Company has determined that it operates as three reportable segments - North American Brokerage, One Real Title and One Real Mortgage, which comprise more than 90% of the Company’s total revenue and income (loss) from operations. The other segment, Real Wallet does not meet the quantitative thresholds for a reportable segment under ASC 280 and is therefore presented within “Other Segments”. The Company elected to separately disclose Title and Mortgage segments as management expects that the segments will continue to be significant. Both segments were previously classified as part of “Other Segments. As a result of this change, prior period segment information has been recast to conform to the current presentation.

The CODM uses revenues, gross profit and operating income (loss) as key metrics to evaluate the operating and financial performance of a segment, identify trends affecting the segments, develop projections and make strategic business decisions. All segments follow the same basis of presentation and accounting policies as those described throughout the notes to the audited consolidated financial statements and as included herein.

	For the Three Months Ended September 30, 2025
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$565,307	$1,307	$1,758	$177	$568,549
Cost of sales	522,564	206	871	51	523,692
Gross Profit	$42,743	$1,101	$887	$126	$44,857

Operating Expenses(1)(2)	41,966	1,853	1,126	385	45,330
Operating Income (Loss)	$777	$(752)	$(239)	$(259)	$(473)

Reconciliation of profit or (loss) (segment profit/(loss))
Other income, net					365
Finance expense, net					(83)
Loss Before Tax					$(191)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[2]	Operating expenses includes Revenue share expense of approximately $15,738 thousand and is recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2025 AND 2024

UNAUDITED

	For the Nine Months Ended September 30, 2025
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$1,454,501	$3,683	$4,543	$550	$1,463,277
Cost of sales	1,333,550	589	2,348	136	1,336,623
Gross Profit	$120,951	$3,094	$2,195	$414	$126,654

Operating Expenses(1)(2)	119,589	6,264	3,918	881	130,652
Operating Income (Loss)	$1,362	$(3,170)	$(1,723)	$(467)	$(3,998)

Reconciliation of profit or (loss) (segment profit/(loss))
Other income, net					653
Finance expense, net					(417)
Loss Before Tax					$(3,762)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[2]	Operating expenses includes Revenue share expense of approximately $45,886 thousand and is recorded in the North American Brokerage segment.

	For the Three Months Ended September 30, 2024
	North American Brokerage	One Real Title	One Real Mortgage	Total
Revenues	$369,890	$1,400	$1,198	$372,488
Cost of sales	339,507	197	655	340,359
Gross Profit	$30,383	$1,203	$543	$32,129

Operating Expenses(1)(2)	31,842	1,832	933	34,607
Operating Loss	$(1,459)	$(629)	$(390)	$(2,478)

Reconciliation of profit or loss (segment profit/loss)
Other income, net				151
Finance expenses, net				(214)
Loss Before Tax				$(2,541)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[2]	Operating expenses includes Revenue share expense of approximately $11,651 thousand and is recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2025 AND 2024

UNAUDITED

	For the Nine Months Ended September 30, 2024
	North American Brokerage	One Real Title	One Real Mortgage	Total
Revenues	$907,716	$3,450	$2,843	$914,009
Cost of sales	827,243	482	1,528	829,253
Gross Profit	$80,473	$2,968	$1,315	$84,756

Operating Expenses(1)(2)	96,246	4,724	2,626	103,596
Operating Loss	$(15,773)	$(1,756)	$(1,311)	$(18,840)

Reconciliation of profit or loss (segment profit/loss)
Other income, net				381
Finance expenses, net				(1,289)
Loss Before Tax				$(19,748)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[2]	Operating expenses includes Revenue share expense of approximately $33,190 thousand and is recorded in the North American Brokerage segment.

Segment revenue reported above represents revenue generated from external customers. There were no intersegment sales for the three and nine months ended September 30, 2025 and September 30, 2024.

Segment specific assets and liabilities are not disclosed in these interim condensed consolidated financial statements because the CODM is not regularly provided with that information.

Depreciation and Amortization (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
North American Brokerage	$373	$163	$624	$440
One Real Title	168	167	505	503
One Real Mortgage	26	28	79	81
Total	$567	$358	$1,344	$1,024

The amount of revenue from external customers, by geography, is shown in the table below (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
United States	$499,166	$319,411	$1,300,336	$792,161
Canada	69,383	53,077	162,941	121,848
Total revenue by region	$568,549	$372,488	$1,463,277	$914,009